Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EDWARD JONES MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017
EDWARD JONES MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Edward Jones Money Market Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per Share. The Fund’s investment objective is stability of principal and current income consistent with stability of principal.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Investment Shares or Retirement Shares (collectively, “Shares”).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund’s Investment Shares and Retirement Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Investment Shares and Retirement Shares operating expenses are as shown in the table above and remain the same (taking into account the contractual expense limitation until June 30, 2018). Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE What are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund operates as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). A “government money market fund” is required to invest at least 99.5% of its total assets in cash, Government Securities (as defined below), repurchase agreements that are collateralized by cash or Government Securities, and/or shares of other “government money market funds.” Government Securities are obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

“Government money market funds” are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to the liquidity fees and/or redemption gates requirements in the future after providing appropriate notice to shareholders, the Board has not elected to do so at this time.

Certain of the Government Securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in Government Securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in Government Securities that are issued by entities whose activities are sponsored by the federal government, but that have no explicit financial support, such as those issued by the Federal Farm Credit System. Certain Government Securities are variable or floating rate securities, meaning that such obligations have interest rates that are reset daily, weekly, quarterly or at some other frequency.

		Rule 2a-7 governs the maturity, quality, liquidity and diversification of money market fund investments. Under these requirements, the Fund will have an average dollar-weighted maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and will only acquire securities maturing in 397 days (about 13 months) or less.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund's daily dividends include:
  Government Securities Risk. Although Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Current market conditions may pose heightened risk for the Fund given the historically low interest rate environment. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in one or more markets in which the Fund invests. Economic, political and financial conditions or industry or economic trends and developments may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
  Issuer Credit Risk. It is possible that interest or principal on the Fund’s investment securities will not be paid when due. Government Securities generally have less credit risk than other fixed income securities, but are not completely free from credit risk.
  Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
  Call Risk. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
  Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
  Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 Share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or such perception exists in the marketplace), the Fund could be subject to increased redemptions, which may adversely impact the Fund’s Share price.
  Risk Associated with use of Amortized Cost. In the unlikely event that the Board were to determine, pursuant to Rule 2a-7 that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent practicable, such dilution or unfair results.
  Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund's yield will vary.
  Technology Risk. Various technologies are used in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
		You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The primary factors that may negatively impact the Fund’s ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce the Fund’s daily dividends include:
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE: BAR CHART AND TABLE Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Investment Shares total returns on a calendar year-by-year basis. The Average Annual Total Returns Table shows returns over the stated periods. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results. Updated performance information for the Fund is available at www.edwardjones.com/moneymarket or by calling the Fund at 1-800-441-2357.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Investment Shares total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-441-2357
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.edwardjones.com/moneymarket
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Edward Jones Money Market Fund - Investment Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the highest quarterly return of the Investment Shares was 1.13% (quarter ended September 30, 2007), and the lowest quarterly return of the Investment Shares was 0.00% (quarter ended September 30, 2016).

		The return for the Investment Shares of the Fund from January 1, 2017 through March 31, 2017 was 0.01%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Table
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2016.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The 7-Day Net Yield of the Investment Shares as of December 31, 2016 was 0.01%. You may call the Fund at 1-800-441-2357 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-Day Net Yield of the Investment Shares as of December 31, 2016
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-441-2357
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
EDWARD JONES MONEY MARKET FUND | Investment Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[1]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%	[1]
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	405
10 Years	rr_ExpenseExampleYear10	$ 906
2007	rr_AnnualReturn2007	4.45%
2008	rr_AnnualReturn2008	1.81%
2009	rr_AnnualReturn2009	0.06%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	0.01%
2015	rr_AnnualReturn2015	0.01%
2016	rr_AnnualReturn2016	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Investment Shares of the Fund from January 1, 2017 through March 31, 2017
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1980
EDWARD JONES MONEY MARKET FUND | Retirement Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.37%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1]
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[1],[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%	[1]
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	512
10 Years	rr_ExpenseExampleYear10	$ 1,167
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 2001

[1]	The expense information in the table has been restated to reflect current fees.
[2]	Passport Research, Ltd. (“Passport Research” or the “Adviser”) has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes, and extraordinary or non-routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the three-year period following the payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This Expense Limitation Agreement will remain in effect until June 30, 2018, and may only be changed or eliminated with the approval of the Board of Trustees of the Fund (the “Board”) during such period. The Expense Limitation Agreement shall be automatically renewed for successive one-year periods thereafter unless Passport Research provides the Fund with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one-year term.
[3]	Inception date of May 12, 1980.
[4]	Inception date of May 21, 2001.